Quarterly Holdings Report
for

Fidelity Freedom® 2065 Fund

December 31, 2019

F65-QTLY-0220
1.9895823.100

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	36,697	$380,546
Fidelity Series Blue Chip Growth Fund (a)	44,086	662,612
Fidelity Series Commodity Strategy Fund (a)	138,798	660,679
Fidelity Series Growth Company Fund (a)	75,441	1,339,085
Fidelity Series Intrinsic Opportunities Fund (a)	94,605	1,636,659
Fidelity Series Large Cap Stock Fund (a)	90,686	1,436,472
Fidelity Series Large Cap Value Index Fund (a)	30,937	408,053
Fidelity Series Opportunistic Insights Fund (a)	40,692	736,516
Fidelity Series Small Cap Discovery Fund (a)	16,366	190,500
Fidelity Series Small Cap Opportunities Fund (a)	42,553	595,740
Fidelity Series Stock Selector Large Cap Value Fund (a)	87,314	1,110,639
Fidelity Series Value Discovery Fund (a)	58,002	788,247
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,768,519)		9,945,748

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	24,850	280,558
Fidelity Series Emerging Markets Fund (a)	24,541	239,516
Fidelity Series Emerging Markets Opportunities Fund (a)	104,373	2,153,216
Fidelity Series International Growth Fund (a)	99,604	1,745,069
Fidelity Series International Small Cap Fund (a)	25,711	445,057
Fidelity Series International Value Fund (a)	176,171	1,744,094
Fidelity Series Overseas Fund (a)	83,721	902,512
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,285,168)		7,510,022

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	12,640	121,348
Fidelity Series Floating Rate High Income Fund (a)	2,913	27,088
Fidelity Series High Income Fund (a)	14,311	137,243
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,617	378,046
Fidelity Series International Credit Fund (a)	862	8,689
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,934	475,158
Fidelity Series Real Estate Income Fund (a)	7,688	85,563
TOTAL BOND FUNDS
(Cost $1,265,235)		1,233,135

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.58% (b)	197	197
Fidelity Series Government Money Market Fund 1.65% (a)(c)	125,447	125,447
Fidelity Series Short-Term Credit Fund (a)	3,122	31,474
TOTAL SHORT-TERM FUNDS
(Cost $157,099)		157,118
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,476,021)		18,846,023
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,112)
NET ASSETS - 100%		$18,837,911

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199
Total	$199

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$385,100	$4,666	$21,397	$(134)	$246	$380,546
Fidelity Series Blue Chip Growth Fund	--	652,310	17,971	14,756	(852)	29,125	662,612
Fidelity Series Canada Fund	--	276,727	565	3,481	(12)	4,408	280,558
Fidelity Series Commodity Strategy Fund	--	649,332	1,146	3,604	(46)	12,539	660,679
Fidelity Series Emerging Markets Debt Fund	--	123,700	3,963	1,089	(58)	1,669	121,348
Fidelity Series Emerging Markets Fund	--	233,407	361	4,051	(18)	6,488	239,516
Fidelity Series Emerging Markets Opportunities Fund	--	2,049,905	3,358	40,564	(147)	106,816	2,153,216
Fidelity Series Floating Rate High Income Fund	--	26,985	49	253	--	152	27,088
Fidelity Series Government Money Market Fund 1.65%	--	142,506	17,059	373	--	--	125,447
Fidelity Series Growth Company Fund	--	1,402,280	44,378	114,517	(1,453)	(17,364)	1,339,085
Fidelity Series High Income Fund	--	136,160	245	1,404	(2)	1,330	137,243
Fidelity Series Inflation-Protected Bond Index Fund	--	379,942	261	3,800	(1)	(1,634)	378,046
Fidelity Series International Credit Fund	--	8,969	16	330	--	(264)	8,689
Fidelity Series International Growth Fund	--	1,706,505	5,653	48,421	(124)	44,341	1,745,069
Fidelity Series International Small Cap Fund	--	435,222	2,017	14,605	(23)	11,875	445,057
Fidelity Series International Value Fund	--	1,732,393	5,272	53,730	(105)	17,078	1,744,094
Fidelity Series Intrinsic Opportunities Fund	--	1,581,976	21,535	22,903	(427)	76,645	1,636,659
Fidelity Series Investment Grade Bond Fund	--	20,210	20,469	98	259	--	--
Fidelity Series Large Cap Stock Fund	--	1,398,796	11,434	31,385	(263)	49,373	1,436,472
Fidelity Series Large Cap Value Index Fund	--	414,068	4,717	19,048	(36)	(1,262)	408,053
Fidelity Series Long-Term Treasury Bond Index Fund	--	521,340	13,193	24,791	(257)	(32,732)	475,158
Fidelity Series Opportunistic Insights Fund	--	759,747	10,064	47,118	(149)	(13,018)	736,516
Fidelity Series Overseas Fund	--	869,450	769	2,335	(14)	33,845	902,512
Fidelity Series Real Estate Income Fund	--	86,337	154	1,767	(1)	(619)	85,563
Fidelity Series Short-Term Credit Fund	--	33,204	1,745	149	(4)	19	31,474
Fidelity Series Small Cap Discovery Fund	--	190,242	1,381	6,503	(6)	1,645	190,500
Fidelity Series Small Cap Opportunities Fund	--	579,702	3,714	7,252	(53)	19,805	595,740
Fidelity Series Stock Selector Large Cap Value Fund	--	1,111,906	6,612	41,614	(58)	5,403	1,110,639
Fidelity Series Value Discovery Fund	--	778,780	4,571	23,482	(55)	14,093	788,247
Total	$--	$18,687,201	$207,338	$554,820	$(4,039)	$370,002	$18,845,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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